Outstanding Indebtedness (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended				7 Months Ended	12 Months Ended					0 Months Ended		0 Months Ended	7 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended										1 Months Ended
	Jun. 03, 2011	Jun. 30, 2011	Feb. 28, 2010	Jan. 31, 2010	Jan. 31, 2010	Aug. 01, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Jun. 06, 2010 Senior Unsecured Term Loan [Member]	Jun. 03, 2011 Senior Unsecured Term Loan [Member]	Jun. 22, 2010 Senior Unsecured Notes [Member]	Aug. 01, 2011 Senior Unsecured Notes [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member]	Dec. 31, 2011 Senior Unsecured Revolving Credit Facility [Member]	Jun. 03, 2011 Senior Unsecured Revolving Credit Facility [Member]	Dec. 31, 2010 Senior Unsecured Revolving Credit Facility [Member]	Dec. 31, 2010 Secured Non-Recourse Notes [Member]	Dec. 31, 2011 Secured Non-Recourse Notes [Member]	Dec. 31, 2011 Non-Recourse Mortgage Notes [Member]	Nov. 04, 2011 Non-Recourse Mortgage Notes [Member]	Dec. 31, 2011 Non-Recourse Mortgage Notes One [Member]	Dec. 31, 2011 Non-Recourse Mortgage Notes Two [Member]	Jun. 06, 2010 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Senior Unsecured Term Loan [Member]	Dec. 31, 2011 Minimum [Member] Senior Unsecured Revolving Credit Facility [Member]	Dec. 31, 2010 Minimum [Member] Secured Non-Recourse Notes [Member]	Jun. 06, 2010 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Senior Unsecured Term Loan [Member]	Dec. 31, 2011 Maximum [Member] Senior Unsecured Revolving Credit Facility [Member]	Dec. 31, 2010 Maximum [Member] Secured Non-Recourse Notes [Member]	Dec. 31, 2011 LIBOR [Member] Minimum [Member]	Jun. 30, 2011 LIBOR [Member] Minimum [Member]	Dec. 31, 2011 LIBOR [Member] Maximum [Member]	Jun. 30, 2011 LIBOR [Member] Maximum [Member]	Dec. 31, 2011 Prime [Member] Minimum [Member]	Jun. 30, 2011 Prime [Member] Minimum [Member]	Dec. 31, 2011 Prime [Member] Maximum [Member]	Jun. 30, 2011 Prime [Member] Maximum [Member]	Jan. 31, 2010 6.11% Of Fixed Interest Rate [Member]	Feb. 28, 2010 6.17% Of Fixed Interest Rate [Member]
Debt Instrument [Line Items]
Outstanding indebtedness							$ 1,300,000,000		$ 1,200,000,000
Proportionate share of debt associated with unconsolidated joint ventures							61,700,000		62,300,000
Gross book value of consolidated properties							3,161,063,000		3,037,436,000
Gross book value of properties securing mortgage notes							700,000,000		1,000,000,000
Issuance of notes receivable in connection with real estate acquisitions											1,050,000									19,600,000				3,900,000	3,400,000
Number of notes assumed							2
Senior unsecured notes			102,900,000	112,000,000	112,000,000		935,000,000		735,000,000			200,000,000
Repayment of debt							133,898,000		227,830,000		127,925,000						124,700,000
Debt repayment			49,900,000		42,000,000		200,000,000		100,000,000
Total capacity under revolving credit facility																		300,000,000
Repayment of debt remaining balance under revolving credit facility																																										70,000,000	53,000,000
Number of properties released from mortgages			11	5
Debt instrument face value														210,000,000	225,000,000	50,000,000
Debt instrument maturity year																April 2020								August 2023	April 2014				April 2011				October 2022
Debt interest rate																5.43%							4.25%	4.96%	6.00%				7.29%				7.55%									6.11%	6.17%
Term loan agreement with number of banks	12
Senior unsecured facility, amount outstanding		9,800,000											175,000,000						51,000,000
Repayment of senior unsecured term loan												100,000,000
Term loan interest rate maximum							2.63%	[1],[2]																										1.80%		2.65%		0.80%		1.65%
Spread over LIBOR																										1.25%	1.80%			1.80%	2.65%				1.65%		2.35%		0.65%		1.35%
Spread over selected fixed or floating base interest rate																											0.80%	1.65%			1.65%	2.35%
Spread over prime rate																												0.65%				1.35%
Weighted average maturity (years)														8.3	8.5
Weighted average interest rate							5.36%	[1],[2]						6.46%	4.93%
Mortgage Notes																							20,000,000
Maturity Date							Jun. 01, 2015	[3]														Dec. 01, 2021
Maturity date, description						The notes have maturities of 5, 7, 8, 10, 11 or 12 years.
Debt outstanding							1,250,192,000	[2]	1,156,809,000	[2]
Debt instrument maturity period			2011		2012																																					2020	2019
Credit facility maturity date		June 3, 2015																										August 19, 2013				June 3, 2015
Increase in borrowing capacity																	200,000,000
Extended maximum borrowing capacity																	500,000,000
Deferred costs to be amortized							2,100,000
Debt instrument, unamortized premium																					1,500,000
Amortization of debt discount/premium							1,000,000		900,000		800,000
Interest expense incurred							64,300,000		57,000,000		52,900,000
Capitalized interest							$ 2,700,000		$ 2,200,000		$ 6,100,000

[1]	Interest rates for fixed rate debt are stated rates. Interest rates for variable rate debt are the interest rate charged as of the last payment in 2011.
[2]	Weighted average interest rates are based upon outstanding balances as of December 31, 2011.
[3]	The Company refinanced its $300 million senior unsecured revolving credit facility in June 2011. The new facility expires on June 3, 2015 and bears interest at either 0.65% to 1.35% over prime or 1.65% to 2.35% over LIBOR, per annum at our election, depending upon our leverage ratio. We have issued two letters of credit secured by the senior unsecured credit facility totaling $9.8 million.